SCHEDULE OF INFORMATION NEEDED TO COMPUTE BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic (Loss) Earnings per common share:
Net Loss attributable to common stockholders	$ (11,700)	$ (1,469)	$ (6,808)	$ (3,767)	$ (39,571)	$ 4,338
Weighted average common shares outstanding,basic	47,418,269	36,616,430	46,263,591	36,579,990	38,565,307	35,579,137
Net loss per share of common stock, basic	$ (0.25)	$ (0.04)	$ (0.15)	$ (0.10)	$ (1.03)	$ 0.12
Diluted (Loss) earnings per common share:
Dilutive effect related to stock options						2,163,200
Weighted average common shares outstanding, diluted	47,418,269	36,616,430	46,263,591	36,579,990	38,565,307	37,742,337
Net loss per share of common stock, diluted	$ (0.25)	$ (0.04)	$ (0.15)	$ (0.10)	$ (1.03)	$ 0.11